Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2023	Mar. 31, 2023
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required, amount	[1]	¥ 6,242	¥ 5,676
Actual		8,885	8,315
Required, amount	[1]	7,398	6,733
Actual		¥ 10,636	¥ 9,803
Required, ratio	[1]	9.60%	9.56%
Actual		13.80%	13.91%
Required, amount	[1]	¥ 8,939	¥ 8,142
Actual		¥ 12,228	¥ 11,306
Required, ratio	[1]	11.60%	11.56%
Actual		15.86%	16.05%
Required, amount	[2],[3]	¥ 8,484	¥ 7,680
Actual	[2]	¥ 10,636	¥ 9,803
Common Equity Tier 1 capital:
Required, ratio	[1]	8.10%	8.06%
Actual		11.52%	11.80%
Leverage Ratio:
Required, ratio	[2],[3]	3.50%	3.50%
Actual	[2]	4.38%	4.46%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 3,217	¥ 2,941
Actual		7,463	6,873
Required, amount		4,290	3,922
Actual		¥ 9,210	¥ 8,356
Required, ratio		6.00%	6.00%
Actual		12.87%	12.78%
Required, amount		¥ 5,720	¥ 5,229
Actual		¥ 10,723	¥ 9,769
Required, ratio		8.00%	8.00%
Actual		14.99%	14.94%
Required, amount	[2]	¥ 6,836	¥ 6,216
Actual	[2]	¥ 9,210	¥ 8,356
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		10.43%	10.51%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	4.04%	4.03%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,983	¥ 2,751
Actual		6,308	5,981
Required, amount		3,977	3,668
Actual		¥ 8,044	¥ 7,450
Required, ratio		6.00%	6.00%
Actual		12.13%	12.18%
Required, amount		¥ 5,303	¥ 4,891
Actual		¥ 9,544	¥ 8,853
Required, ratio		8.00%	8.00%
Actual		14.39%	14.48%
Required, amount	[2]	¥ 6,284	¥ 5,767
Actual	[2]	¥ 8,044	¥ 7,450
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		9.51%	9.78%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	3.84%	3.87%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 74	¥ 77
Actual		471	444
Required, amount		99	102
Actual		¥ 471	¥ 444
Required, ratio		6.00%	6.00%
Actual		28.41%	25.94%
Required, amount		¥ 132	¥ 137
Actual		¥ 471	¥ 444
Required, ratio		8.00%	8.00%
Actual		28.42%	25.95%
Required, amount	[2]	¥ 122	¥ 125
Actual	[2]	¥ 471	¥ 444
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		28.41%	25.94%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	11.58%	10.61%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 73	¥ 76
Actual		447	425
Required, amount		98	101
Actual		¥ 447	¥ 425
Required, ratio		6.00%	6.00%
Actual		27.26%	25.10%
Required, amount		¥ 131	¥ 135
Actual		¥ 447	¥ 425
Required, ratio		8.00%	8.00%
Actual		27.27%	25.11%
Required, amount	[2]	¥ 119	¥ 122
Actual	[2]	¥ 447	¥ 425
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		27.26%	25.10%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	11.26%	10.44%

[1]	The required ratios disclosed above, at March 31, 2023 and September 30, 2023, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.06% and 0.1%, respectively, and the additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”) of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	The required and actual amounts disclosed above at March 31, 2023 and September 30, 2023 exclude amounts of deposits to the Bank of Japan.
[3]	The required ratios disclosed above, at March 31, 2023 and September 30, 2023, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.